Condensed Consolidated Statements of Income (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Income [Abstract]
Net sales	$ 136,463,028	$ 115,014,677	$ 152,717,010	$ 135,340,379	$ 116,247,211
Cost of sales	37,025,108	30,297,496	40,320,790	36,123,876	31,706,023
Gross profit	99,437,920	84,717,181	112,396,220	99,216,503	84,541,188
Selling, general and administrative expenses	68,605,613	58,224,776	79,782,947	68,555,635	60,170,956
Deferred compensation expense	3,896,799	966,439
Income from operations	26,935,508	25,525,966	32,613,273	30,660,868	24,370,232
Interest expense	626,023	296,839	442,613	467,431	544,711
Other income (expense)	23,052	36,116	(77,773)	124,255	72,286
Income before income taxes	26,332,537	25,265,243	32,092,887	30,317,692	23,897,807
Benefit (provision) for income taxes	4,298,866	(578,603)	(733,007)	(608,621)	(674,902)
Net income	30,631,403	24,686,640	31,359,880	29,709,071	23,222,905
Weighted average basic shares outstanding	33,544,079	32,000,000	32,241,168	32,329,897	32,329,897
Weighted average diluted shares outstanding	33,544,079	32,000,000	32,241,168	32,329,897	32,329,897
Basic earnings per share	$ 0.91	$ 0.77	$ 0.97	$ 0.92	$ 0.72
Diluted earnings per share	$ 0.91	$ 0.77	$ 0.97	$ 0.92	$ 0.72
Pro forma computation related to conversion to C Corporation for income tax purposes
Historical income before income taxes	26,332,537	25,265,243	32,092,887	30,317,692	23,897,807
Pro forma benefit (provision) for income taxes	(11,059,666)	(10,611,402)
Pro forma net income	$ 15,272,871	$ 14,653,841
Pro forma weighted average basic shares outstanding	42,535,391	42,534,884
Pro forma weighted average diluted shares outstanding	42,535,391	42,534,884
Pro forma basic earnings per share	$ 0.36	$ 0.34
Pro forma diluted earnings per share	$ 0.36	$ 0.34